CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares Class A Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2022				86,460,560	21,104,225
Beginning balance at Dec. 31, 2022	$ 799,898			$ 8	$ 2	$ 796,038	$ (156,780)	$ (29)	$ 160,659
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares in connection with the PIPE investment (in shares)				14,000,000
Issuance of common shares in connection with the PIPE investment	70,000			$ 1		69,999
Fees paid in connection with the PIPE	(1,068)					(1,068)
Class B to Class A shares (in shares)				256,672	256,672
Class B to Class A shares	0
Net loss	(105,968)						(89,981)		(15,987)
Stock-based compensation (in shares)				511,625
Stock-based compensation	9,235					9,235
RSU taxes paid on behalf of employees	(1,473)					(1,473)
Issuance of stock for acquisition	0
Distribution to pay withholding taxes	(1,204)					(1,204)
Foreign currency translation adjustment	(147)							(122)	(25)
Ending balance (in shares) at Dec. 31, 2023				101,228,857	20,847,553
Ending balance at Dec. 31, 2023	769,273			$ 9	$ 2	871,527	(246,761)	(151)	144,647
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B to Class A shares (in shares)				10,181,025	10,181,025
Class B to Class A shares	0			$ 1	$ (1)	70,872			(70,872)
Net loss	(48,648)						(42,443)		(6,205)
Stock-based compensation (in shares)				616,558
Stock-based compensation	9,392			$ 1		9,391
RSU taxes paid on behalf of employees	(530)					(530)
Issuance of stock for acquisition	0
Foreign currency translation adjustment	450							402	48
Ending balance (in shares) at Dec. 31, 2024		112,026,440	10,666,528	112,026,440	10,666,528
Ending balance at Dec. 31, 2024	729,937			$ 11	$ 1	951,260	(289,204)	251	67,618
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B to Class A shares (in shares)				646,545	646,545
Class B to Class A shares	0					11,037			(11,037)
Net loss	(248,056)						(229,749)		(18,307)
Stock-based compensation (in shares)				2,271,645
Stock-based compensation	11,796			$ 1		11,795
RSU taxes paid on behalf of employees	(451)					(451)
Issuance of stock for acquisition (in shares)				3,273,000
Issuance of stock for acquisition	7,556					7,556
Foreign currency translation adjustment	(684)							(629)	(55)
Ending balance (in shares) at Dec. 31, 2025		118,217,630	10,019,983	118,217,630	10,019,983
Ending balance at Dec. 31, 2025	$ 500,098			$ 12	$ 1	$ 981,197	$ (518,953)	$ (378)	$ 38,219